Summary of Reconciliation of Financial Position (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 11,634,040	$ 1,465,568	$ 11,634,040	$ 1,465,568	$ 1,026,990		$ 202,712
Accounts receivable	1,249,232		1,249,232		709,805		773,311
Prepaid expenses and deposits	3,621,576		3,621,576		95,503		24,302
Total current assets	16,504,848		16,504,848		1,832,298		1,000,325
Oil and gas properties, net	11,383,658		11,383,658		1,420,613		2,224,473
Exploration and evaluation assets	3,146,176		3,146,176		3,116,146		3,122,443
Property and equipment, net	219,652		219,652		147,134		128,257
Restricted cash	3,920		3,920		5,438		11,763
Total assets	31,258,254		31,258,254		6,521,629		6,487,261
Current liabilities:
Accounts payable and accrued liabilities	1,904,876		1,904,876		852,481		1,496,510
Loans payable	49,989		49,989		630,534		549,424
Lease liability	3,988		3,988		6,732		12,116
Total current liabilities	1,958,853		1,958,853		1,489,747		2,058,050
Asset retirement obligation	8,123,837		8,123,837		8,993,108		9,355,422
Loans payable	40,315		40,315		18,513		17,730
Derivative liability	425,611		425,611		472,899		1,804,572
Lease liability	5,650		5,650		8,592		27,693
Total liabilities	10,554,266		10,554,266		10,982,859		13,274,494
Stockholders’ equity (deficiency):
Common stock	3,312		3,312		1,828		1,253
Share premium	58,489,325		58,489,325		32,175,293		26,331,369
Warrant and option reserve	5,367,087		5,367,087		1,040,779		1,177,099
Accumulated other comprehensive loss	(3,204,230)		(3,204,230)		(847,412)		(490,172)
Notes and amounts receivable for equity issued	(1,162,009)		(1,162,009)		(1,193,641)
Shares to be cancelled	7,661		7,661		5,323
Obligation to Issue Shares	1,203,496		1,203,496		7,450		15,342
Accumulated deficit	(40,000,654)		(40,000,654)		(35,650,850)		(33,822,124)
Total stockholders’ equity (deficiency)	20,703,988	(11,747,636)	20,703,988	(11,747,636)	(4,461,230)		(6,787,233)
Total liabilities and stockholders’ equity (deficiency)	31,258,254		31,258,254		6,521,629		$ 6,487,261
Revenue
Oil and natural gas sales	1,077,770	879,207	3,589,368	2,837,024
Cost and expenses
Production	647,464	774,249	2,004,869	2,008,383
Depletion	62,888	109,445	211,761	343,158	415,686
Depreciation	12,541	6,982	56,517	20,790
Accretion of asset retirement obligation	64,402	23,037	147,307	68,864
Investor relations	151,474	70,721	511,576	794,295
Stock based compensation	1,410,291		1,495,012	161,291
General and administrative	1,774,447	509,335	4,108,997	1,540,138
Total expenses	4,123,507	1,493,769	8,536,039	4,936,919
Loss before other income (expenses)	(3,045,737)	(614,562)	(4,946,671)	(2,099,895)
Other income (expenses)
Interest expense	(118)	(46,116)	(28,426)	(119,871)
Interest income	8,992	16,520	44,067	27,450
Finance cost	(22,649)	(88,502)	(52,097)	(137,884)
Foreign exchange loss	907,864	(12,344)	1,236,484	(13,298)
Loss on debt extinguishment	(105)	(13,718)	71,131	(159,383)
Change in fair value of derivative liability	66,797	6,205,914	(294,373)	507,446
Total other income (expense)	580,862	6,061,754	596,867	104,460
Net income (loss)	$ (2,464,875)	$ 5,447,192	$ (4,349,804)	$ (1,995,435)
Loss per share	$ (0.01)	$ 0.04	$ (0.01)	$ (0.01)
Weighted average number of shares outstanding	371,531,909	150,439,108	290,281,681	178,410,202
Other comprehensive loss
Foreign currency translation adjustments	$ (1,631,932)	$ 66,194	$ (2,356,818)	$ (119,650)
Comprehensive income (loss)	$ (4,096,807)	$ 5,513,386	(6,706,622)	(2,115,085)
IFRS [member]
Revenue
Oil and natural gas sales				2,837,024
Cost and expenses
Production				2,008,383
Depletion				343,158
Depreciation				20,790
Accretion of asset retirement obligation				68,864
Investor relations				794,295
Stock based compensation				161,291
General and administrative				1,540,138
Total expenses				4,936,919
Loss before other income (expenses)				(2,099,895)
Other income (expenses)
Interest expense				(119,871)
Interest income				27,450
Finance cost				(137,884)
Foreign exchange loss				(13,258)
Other expense				(40)
Loss on debt extinguishment				(159,383)
Change in fair value of derivative liability				507,446
Total other income (expense)				104,460
Net income (loss)				$ (1,995,435)
Loss per share				$ (0.01)
Weighted average number of shares outstanding				150,439,108
Other comprehensive loss
Foreign currency translation adjustments				$ (119,650)
Comprehensive income (loss)				(2,115,085)
Previously stated [member]
Current assets:
Cash and cash equivalents					1,026,990	$ 202,712
Accounts receivable					709,805	773,311
Prepaid expenses and deposits					95,503	24,302
Total current assets					1,832,298	1,000,325
Oil and gas properties, net					5,172,943	5,346,916
Exploration and evaluation assets
Property and equipment, net					147,134	128,257
Restricted cash					5,438	11,763
Total assets					7,157,813	6,487,261
Current liabilities:
Accounts payable and accrued liabilities					852,481	1,496,510
Loans payable					630,534	549,424
Lease liability					6,732	12,116
Total current liabilities					1,489,747	2,058,050
Asset retirement obligation					4,426,978	4,010,624
Loans payable					18,513	17,730
Convertible debt						11,027
Derivative liability					472,899	1,804,572
Lease liability					8,592	27,693
Total liabilities					6,416,729	7,929,696
Stockholders’ equity (deficiency):
Common stock					1,828	1,253
Additional paid-in capital					33,295,413	27,508,468
Share premium
Stock subscriptions and stock to be issued						15,342
Warrant and option reserve
Accumulated other comprehensive loss					(847,412)	(490,172)
Notes and amounts receivable for equity issued					(1,193,641)
Shares to be cancelled					5,323
Obligation to Issue Shares					7,450
Accumulated deficit					(30,527,877)	(28,477,326)
Total stockholders’ equity (deficiency)					741,084	(1,442,435)
Total liabilities and stockholders’ equity (deficiency)					7,157,813	6,487,261
Revenue
Oil and natural gas sales				2,837,024
Cost and expenses
Production				2,008,383
Depletion				191,263
Depreciation				20,790
Accretion of asset retirement obligation				308,379
Investor relations				794,295
Stock based compensation				161,291
General and administrative				1,540,138
Total expenses				5,024,539
Loss before other income (expenses)				(2,187,515)
Other income (expenses)
Interest expense				(119,871)
Interest income				27,450
Finance cost				(137,884)
Foreign exchange loss				(13,258)
Other expense				(40)
Loss on debt extinguishment				(238,724)
Change in fair value of derivative liability				507,446
Total other income (expense)				25,119
Net income (loss)				$ (2,162,396)
Loss per share				$ (0.01)
Weighted average number of shares outstanding				150,439,108
Other comprehensive loss
Foreign currency translation adjustments				$ (119,650)
Comprehensive income (loss)				(2,282,046)
Previously stated [member] | IFRS [member]
Current assets:
Cash and cash equivalents					1,026,990	202,712
Accounts receivable					709,805	773,311
Prepaid expenses and deposits					95,503	24,302
Total current assets					1,832,298	1,000,325
Oil and gas properties, net					1,420,613	2,224,743
Exploration and evaluation assets					3,116,146	3,122,443
Property and equipment, net					147,134	128,257
Restricted cash					5,438	11,763
Total assets					6,521,629	6,487,261
Current liabilities:
Accounts payable and accrued liabilities					852,481	1,496,510
Loans payable					630,534	549,424
Lease liability					6,732	12,116
Total current liabilities					1,489,747	2,058,050
Asset retirement obligation					8,993,108	9,355,422
Loans payable					18,513	17,730
Convertible debt						11,027
Derivative liability					472,899	1,804,572
Lease liability					8,592	27,693
Total liabilities					10,982,859	13,274,494
Stockholders’ equity (deficiency):
Common stock					1,828	1,253
Additional paid-in capital
Share premium					32,175,293	26,331,369
Stock subscriptions and stock to be issued						15,342
Warrant and option reserve					1,040,779	1,177,099
Accumulated other comprehensive loss					(847,412)	(490,172)
Notes and amounts receivable for equity issued					(1,193,641)
Shares to be cancelled					5,323
Obligation to Issue Shares					7,450
Accumulated deficit					(35,650,850)	(33,822,124)
Total stockholders’ equity (deficiency)					(4,461,230)	(6,787,233)
Total liabilities and stockholders’ equity (deficiency)					6,521,629	6,487,261
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Current assets:
Cash and cash equivalents
Accounts receivable
Prepaid expenses and deposits
Total current assets
Oil and gas properties, net					(3,752,330)	(3,122,443)
Exploration and evaluation assets					3,116,146	3,122,443
Property and equipment, net
Restricted cash
Total assets					(636,184)
Current liabilities:
Accounts payable and accrued liabilities
Loans payable
Lease liability
Total current liabilities
Asset retirement obligation					4,566,130	5,344,798
Loans payable
Convertible debt
Derivative liability
Lease liability
Total liabilities					4,566,130	5,344,798
Stockholders’ equity (deficiency):
Common stock
Additional paid-in capital					(33,295,413)	(27,508,468)
Share premium					32,175,293	26,331,369
Stock subscriptions and stock to be issued
Warrant and option reserve					1,040,779	1,177,099
Accumulated other comprehensive loss
Notes and amounts receivable for equity issued
Shares to be cancelled
Obligation to Issue Shares
Accumulated deficit					(5,122,973)	(5,344,798)
Total stockholders’ equity (deficiency)					(5,202,314)	(5,344,798)
Total liabilities and stockholders’ equity (deficiency)					$ (636,184)
Revenue
Oil and natural gas sales
Cost and expenses
Production
Depletion				151,895
Depreciation
Accretion of asset retirement obligation				(239,515)
Stock based compensation			$ 1,177,099
General and administrative
Total expenses				(87,620)
Loss before other income (expenses)				87,620
Other income (expenses)
Interest expense
Interest income
Finance cost
Foreign exchange loss
Other expense
Loss on debt extinguishment				79,341
Change in fair value of derivative liability
Total other income (expense)				79,341
Net income (loss)				$ 166,961
Loss per share
Weighted average number of shares outstanding
Other comprehensive loss
Foreign currency translation adjustments
Comprehensive income (loss)				$ 166,961